Liability in Respect of Warrants - Schedule of the Movement in Warrant Liability (Details) - Warrant Liability [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of the Movement in Warrant Liability [Line Items]
Balance	$ 1,412
Revaluation of liability in respect to warrants through finance expanse	(46)
Revaluation of liability in respect to warrants through equity	329
Reclassification of warrants into equity	(1,695)
Recognition of liability in respect to warrants at the initial date		3,603
Revaluation of liability in respect to warrants		(2,191)
Balance		$ 1,412